INCOME TAXES (Schedule of domestic and foreign components of Income (loss) before provision for income taxes) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Line Items]
Income before income taxes	$ 258,657	$ 4,191,308
Canadian [Member]
Income Tax Disclosure [Line Items]
Income before income taxes	(2,141,166)	(702,488)
United States [Member]
Income Tax Disclosure [Line Items]
Income before income taxes	$ 2,399,823	$ 4,893,796